Investments (Narrative) (Details) $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Apr. 21, 2021 CAD ($) shares	Mar. 31, 2021 USD ($)
Disclosure Of Investments [Line Items]
Non-material investments in private and public companies | $	$ 2,866,181	$ 17,000,742		$ 981,736
Valour Inc [Member] | Share swap transaction [Member]
Disclosure Of Investments [Line Items]
Number of common shares received in exchange for common shares of other entity | shares			10,000,000
Number of shares exchanged in share swap transaction | shares			800,000
Investment in DeFi | $			$ 16.0